Long-term investments, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Measurement Alternative method	¥ 568,555	¥ 4,352,288
Total	4,614,724	7,105,022
Impairment loss for equity investments accounted for using Measurement Alternative		1,022,098	¥ 1,450,840
Measurement Alternative method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Impairment loss for equity investments accounted for using Measurement Alternative	0	1,022,098	1,450,840
Gain on sale of investments	2,493,381	40,613	¥ 60,089
Investment in Investee B [Member]
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Measurement Alternative method		3,828,560
fair value of the investment	12,099,596
Investment in Others [Member]
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Measurement Alternative method	568,555	523,728
Equity investments accounted for using equity method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Equity method	4,033,402	¥ 2,752,734
Equity investments in Chengxin
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Equity method	¥ 12,767